SUBSEQUENT EVENTS (Details Narrative) - Subsequent Event [Member] - USD ($)					1 Months Ended
	May 03, 2021	Apr. 09, 2021	Apr. 07, 2021	Feb. 01, 2021	Apr. 28, 2021	Mar. 31, 2021	Feb. 26, 2021
Subsequent Event [Line Items]
Amount of investment by shareholders in form of newly designated Series C Convertible Preferred Stock						$ 4,500,000	$ 4,500,000
Shareholder [Member]
Subsequent Event [Line Items]
Warrants exercised	3,572	1,429	3,429		14,286
Warrants cancelled	599	442	1,054		2,711
PPP Cares Act loan [Member]
Subsequent Event [Line Items]
Debt amount foregiven by Small Business Administration				$ 1,421,395